STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY (Parenthetical) - $ / shares	4 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Ordinary shares outstanding	11,380,421		11,324,677
B Ordinary Shares
Ordinary shares outstanding	5,296,549	5,476,837	5,296,549
B Ordinary Shares | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Number of shares subject to forfeiture	750,000
Stock dividend per share	$ 1.1111
Ordinary shares outstanding	5,750,000	5,750,000